FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives - Level 3 of fair value hierarchy [member] - The Group [member] £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January
Losses recognised in the income statement within other income	1
Redemptions	(5)
Transfers into the level 3 portfolio	51
Transfers out of the level 3 portfolio
At 31 December	£ 47